SBL Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated July 14, 2011
to the Prospectus Dated May 1, 2011

Series J (Mid Cap Growth Series)

The Lowest Quarter Return in the Performance Information section of the Summary for Series J is removed and replaced with the following:

Lowest Quarter Return
4Q 2008                      -28.87%

Series X (Small Cap Growth Series)

The Highest Quarter Return in the Performance Information section of the Summary for Series X is removed and replaced with the following:

Highest Quarter Return
1Q 2000                      29.18%

Please Retain This Supplement For Future Reference